Financial risk management - Summary Of Impact Of Multiple Scenarios On The Allowance (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of provision matrix [line items]
Credit exposure	S/ 2,367,357	S/ 2,063,350
Optimistic Case Scenario [Member]
Disclosure of provision matrix [line items]
Credit exposure	S/ 159,536	S/ 198,113
Expected credit loss rate	7.00%	10.00%
Base Case Scenario [Member]
Disclosure of provision matrix [line items]
Credit exposure	S/ 1,127,461	S/ 1,050,333
Expected credit loss rate	49.00%	52.00%
Pessimistic Case Scenario [Member]
Disclosure of provision matrix [line items]
Credit exposure	S/ 1,080,360	S/ 814,904
Expected credit loss rate	44.00%	38.00%